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                     National Financial Services Corporation
                            82 Devonshire Street N7A
                        Boston, Massachusetts 02109-3614

                                  May 15, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn: Filing Desk, Stop 1-4


         Re: Fidelity Defined Trusts, Series F (the "Trust")

Ladies/Gentlemen:

     Pursuant to the requirements of Rule 497(j) of the General Rules and Regulations of the Securities Act of 1933, as amended, the form of prospectus which would have been filed pursuant to Rule 497(b) of the General Rules and Regulations of the Securities Act of 1933, as amended, would not have differed from that contained in Amendment No. 1 to the Registration Statement for the above referenced Trust, the most recent amendment, filed electronically with the Securities and Exchange Commission of May 13, 1998.


                                                    Very truly yours,



                                                    National Financial Services
                                                      Corporation